Employee Benefits, Plan Assets Invested (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Plan Assets [Abstract]
Re-measurement value of defined pension plan	$ (16,451,061)	$ (15,414,937)	$ (13,688,645)
Telmex's [Member]
Plan Assets [Abstract]
Plan assets included in net pension liability	$ 159,328,024	$ 175,265,188
Percentage of equity and debt instruments	45.80%	49.30%
Re-measurement value of defined pension plan	$ 33,858,384	$ 3,396,589
Increase (decrease) in fair value of related party pension plan investments	$ 21,428,270	$ (6,965,748)
Puerto Rico [Member]
Plan Assets [Abstract]
Equity instruments	53.00%	42.00%
Debt instruments	12.00%	23.00%
Others	35.00%	35.00%
Total	100.00%	100.00%
Brazil [Member]
Plan Assets [Abstract]
Equity instruments	0.00%	0.00%
Debt instruments	93.00%	91.00%
Others	7.00%	9.00%
Total	100.00%	100.00%
Mexico [Member]
Plan Assets [Abstract]
Equity instruments	76.00%	76.00%
Debt instruments	24.00%	24.00%
Others	0.00%	0.00%
Total	100.00%	100.00%